Long-term Bank Loans - Additional Information (Detail) $ in Millions		3 Months Ended
	May 15, 2018 TWD ($) Bank	Mar. 31, 2020 TWD ($)
Maximum [Member]
Disclosure of detailed information about borrowings [Line Items]
Maturity of loan		ten years
Minimum [Member]
Disclosure of detailed information about borrowings [Line Items]
Maturity of loan		seven years
Syndicated loan [member]
Disclosure of detailed information about borrowings [Line Items]
Number of banks in syndicate | Bank	11
Principal amount of loan	$ 12,000
Maturity of loan	five years
Government granted bank loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Principal amount of loan		$ 12,144